Recoverable taxes - Summary of Restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of income taxes Recoverable [Line Items]
Recoverable income tax	$ 1,832	$ 2,459
Other recoverable taxes	9,121	5,997
Total	10,953	8,456
Current	6,499	5,122
Non-current	$ 4,454	$ 3,334